Stock-Based Compensation - Summary of Employee and Director Stock Option Highlights (Details) - Employee and Director Stock Option - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of stock options exercised	$ 0.1	$ 3.8	$ 12.1
Tax benefit recognized from stock option exercises	$ 0.0	$ 0.7	$ 4.6